Software Development Costs (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 17,691
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
2017	870
2018	578
2019	230
2020	208
2021	172
Total	$ 2,058